POST RETIREMENT BENEFIT PLAN (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans
Current Liability		$ 183
Noncurrent liability	2,560	2,130
Total	$ 2,560	$ 2,313